Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Jun. 30, 2018
Documentand Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	BK
Entity Registrant Name	Bank of New York Mellon CORP
Entity Central Index Key	0001390777
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding (shares)		954,548,741
Entity Public Float			$ 53,885,206,227